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                                       [LOGO]                      [LETTERHEAD]

                                   JEFFERSON PILOT
                                      FINANCIAL



May 1, 1998


VIA EDGARLINK


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549


     Re:  Jefferson-Pilot Separate Account A
          File No. 33-11084


Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

     (1) the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-4; and

     (2) the text of the most recent Post-Effective Amendment was electronically filed on April 17, 1998.

If you have any questions, please call me at (603) 226-5105.


Sincerely,


/s/ Shari J. Lease

Shari J. Lease
Counsel